Segment Information (Tables)	6 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Schedule of Revenues and Percentage of Combined Revenues for Customers

The following table presents revenues and percentage of consolidated and combined revenues for customers that accounted for more than 10% of the Partnership’s consolidated and combined revenues during the six months ended June 30, 2015 and 2014. All of these customers are subsidiaries of major international oil companies, except KNOT, which is currently chartering the Windsor Knutsen until she is delivered to BG Group in fourth quarter of 2015.

	Three Months Ended June 30,				Six Months Ended June 30,
(U.S. Dollars in thousands)	2015		2014		2015		2014
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	$9,206	25%	$6,289	28%	$17,882	24%	$12,512	29%
Eni Trading and Shipping S.pA	11,686	32%	—	—	23,190	32%	—	—
Statoil ASA	5,783	16%	5,646	26%	11,481	16%	11,113	25%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.	5,070	13%	5,070	23%	10,085	14%	10,085	23%
Brazil Shipping I Limited, a subsidiary of BG Group Plc	—	—	5,111	23%	—	—	10,172	23%
KNOT	5,236	14%	—	—	10,414	14%	—	—